Derivative (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
DERIVATIVE [Abstract]
Realized net gain on foreign currency forward contracts	$ 718	4,456	1,929	(22,476)